UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     05/25/2004
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           65
                                         -----------
Form 13F Information Table Value Total:     $113,550
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ------
3M COMPANY                     COM              88579y101     2879   35161 SH       Sole                0    625  34536
ALTRIA GROUP INC               COM              02209s103     1416   26000 SH       Sole                0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      670   12926 SH       Sole                0      0  12926
AMERICAN INTERNATIONAL GROUP I COM              026874107     4748   66540 SH       Sole                0   1050  65490
ARMOR HLDGS INC COM            COM              042260109     3379  102073 SH       Sole                0   2498  99575
BANK OF AMER CORP              COM              060505104     2019   24937 SH       Sole                0    625  24312
BRISTOL MYERS SQUIBB CO        COM              110122108     1013   41796 SH       Sole                0      0  41796
CHEVRONTEXACO CORP             COM              166764100     2115   24096 SH       Sole                0    450  23646
CISCO SYSTEMS INC              COM              17275r102     2892  122700 SH       Sole                0      0 122700
CITIGROUP INC                  COM              172967101     3444   66608 SH       Sole                0    950  65658
CLARUS CORP DEL                COM              182707109      235   23600 SH       Sole                0      0  23600
COCA COLA CO                   COM              191216100     3647   72509 SH       Sole                0   1450  71059
COLGATE PALMOLIVE CO           COM              194162103      488    8850 SH       Sole                0      0   8850
COMCAST CORPORATION NEW SPL CL COM              20030n200     2871  103100 SH       Sole                0   2100 101000
DEERE & CO COM                 COM              244199105      583    8418 SH       Sole                0      0   8418
DELL COMPUTER CORP             COM              24702R101     2641   78550 SH       Sole                0   1800  76750
DOW CHEMICAL CO                COM              260543103      269    6678 SH       Sole                0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      101    2400 SH       Sole                0      0   2400
EMERSON ELECTRIC CO            COM              291011104      397    6626 SH       Sole                0      0   6626
EQUITABLE RES INC COM          COM              294549100      215    4850 SH       Sole                0      0   4850
EXXON MOBIL CORP               COM              30231g102     7361  176991 SH       Sole                0   1900 175091
FOREST LABS INC COM            COM              345838106      308    4300 SH       Sole                0      0   4300
GENERAL ELECTRIC CO            COM              369604103     7455  244251 SH       Sole                0   2100 242151
GENERAL MILLS INC              COM              370334104      448    9600 SH       Sole                0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      527   11196 SH       Sole                0      0  11196
GILLETTE CO                    COM              375766102     3939  100750 SH       Sole                0   1900  98850
GOLDMAN SACHS GROUP INC        COM              38141g104       73     700 SH       Sole                0      0    700
HOME DEPOT INC                 COM              437076102     3074   82289 SH       Sole                0   1450  80839
HONEYWELL INTL INC             COM              438516106     2045   60410 SH       Sole                0   2150  58260
INTEL CORP                     COM              458140100     3105  114150 SH       Sole                0   1500 112650
INTERNATIONAL BUSINESS MACHINE COM              459200101     1224   13332 SH       Sole                0      0  13332
J P MORGAN CHASE & CO          COM              46625h100      882   21020 SH       Sole                0      0  21020
JOHNSON & JOHNSON              COM              478160104     3314   65344 SH       Sole                0    950  64394
MCCORMICK & CO INC NON-VOTING  COM              579780206     1601   47775 SH       Sole                0   1250  46525
MCDONALDS CORP                 COM              580135101      757   26500 SH       Sole                0      0  26500
MEDTRONIC INC                  COM              585055106     1385   29000 SH       Sole                0    700  28300
MERCK & CO INC                 COM              589331107     6075  137471 SH       Sole                0   1550 135921
MICROSOFT CORP                 COM              594918104     5710  229052 SH       Sole                0   2400 226652
NORTHERN TRUST CORP            COM              665859104     1600   34350 SH       Sole                0    750  33600
PEPSICO INC                    COM              713448108      862   16000 SH       Sole                0      0  16000
PFIZER INC                     COM              717081103     5217  148835 SH       Sole                0   2000 146835
PROCTER & GAMBLE CO            COM              742718109      336    3200 SH       Sole                0      0   3200
SCHERING PLOUGH CORP COM       COM              806605101      247   15200 SH       Sole                0      0  15200
SCHLUMBERGER LTD               COM              806857108      833   13050 SH       Sole                0      0  13050
SEALED AIR CORP NEW COM        COM              81211K100      637   12800 SH       Sole                0      0  12800
SYSCO CORP                     COM              871829107      391   10000 SH       Sole                0      0  10000
TEXAS INSTRUMENTS INC          COM              882508104       35    1200 SH       Sole                0      0   1200
UNITED TECHNOLOGIES CORP       COM              913017109     2587   29980 SH       Sole                0    550  29430
UNIVISION COMMUNICATIONS INC C COM              914906102     1970   59686 SH       Sole                0   1205  58481
VALUE LINE INC COM             COM              920437100     1703   32300 SH       Sole                0    500  31800
VIACOM INC-CL B                COM              925524308      218    5561 SH       Sole                0      0   5561
WAL-MART STORES INC            COM              931142103      689   11550 SH       Sole                0      0  11550
WALT DISNEY CO HOLDING CO      COM              254687106     4578  183183 SH       Sole                0   2800 180383
WEYERHAEUSER CO COM            COM              962166104      514    7850 SH       Sole                0      0   7850
WYETH COM                      COM              983024100      462   12300 SH       Sole                0      0  12300
BP P L C SPONSORED ADR (FRM BP                  055622104      636   12425 SH       Sole                0      0  12425
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      248    6200 SH       Sole                0      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      394    8272 SH       Sole                0      0   8272
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      350    3365 SH       Sole                0      0   3365
ENERGY SELECT SECTOR SPDR                       81369y506      107    3655 SH       Sole                0      0   3655
FINANCIAL SELECT SECTOR SPDR                    81369y605      133    4515 SH       Sole                0      0   4515
HEALTHCARE SELECT SECTOR SPDR                   81369y209      132    4425 SH       Sole                0      0   4425
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      216    2800 SH       Sole                0      0   2800
OIL SERVICE HOLDRS                              678002106     1615   23000 SH       Sole                0    600  22400
STANDARD & POORS DEPOSITARY RE                  78462f103     1534   13566 SH       Sole                0      0  13566
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